8. LOSS PER SHARE - Loss Per Share (Details) - Quarterly (093014 Quarterly [Member], USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
093014 Quarterly [Member]
Net Income (Loss)	$ (79,507)	$ (72,489)	$ (237,874)	$ (183,802)
Net income (loss) per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	388,475,000	335,000,000	388,475,000	335,000,000